Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Leases [Line items]
Minimum operating lease	$ 92,019	$ 96,918
Operating lease expense	10,228	9,920
Assets under construction [member]
Disclosure Of Leases [Line items]
Minimum operating lease	$ 52,701	$ 49,671